Other Current Assets	6 Months Ended
Jun. 30, 2026
Other Current Assets
Other Current Assets

Note 8 - Other Current Assets

Other current assets comprised the following:

	At June 30,	At December 31,
	2026	2025
Tax receivables	$20.4	$15.2
Prepaid expenses	2.0	2.7
Debt issue costs	1.2	0.4
Deposits related to the Canada Revenue Agency ("CRA") audits	—	50.2
	$23.6	$68.5

In Q1 2026, deposits related to the CRA audits in connection with the transfer pricing reassessments totaling $44.1 million (C$61.4 million) plus interest of approximately $5.4 million (C$7.5 million) were returned to the Company, as referenced in Note 25.